Litigation and Arbitration Proceedings (Details) $ in Millions	1 Months Ended
	May 31, 2025 USD ($)	Jun. 30, 2025 Proceeding
Plavix Attorney General action in Hawaii | Action For Which Sanofi Are Defendant
Disclosure of Legal and Arbitral Proceedings [Line Items]
Payment Of Damages Claimed By Counterparty	$ 350
Penalty Fee Incurred	$ 350
Gold Bond Product Litigation In The US | Action for which we are defendant | Product Liabilities
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number Of Class Action Lawsuits | Proceeding		900